UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Shares	Fair Value
95.34%	COMMON STOCKS

17.72%	BANKS
	Bank of America Corp.	52,350	$ 1,243,313
	Burke & Herbert Bank & Trust Co.	52	89,856
	Deutsche Bank AG*	52,000	495,040
	The Goldman Sachs Group, Inc.	3,115	615,586
	JPMorgan Chase & Co.	25,000	2,351,500
	Wells Fargo & Co.	22,200	568,320

			5,363,615
2.29%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	692,108
30.64%	COMPUTERS

	Apple Inc.	10,500	3,830,400
	Intel Corp.	24,300	1,453,869
	Microsoft Corp.	19,620	3,992,866

			9,277,135
2.27%	DIVERSIFIED MANUFACTURING
	General Electric Co.	100,420	685,869
6.60%	INDUSTRIAL

	The Boeing Co.	7,150	1,310,595
	FedEx Corp.	4,900	687,078

			1,997,673
2.74%	INSURANCE

	Markel Corp.*	900	830,853
16.83%	MEDICAL

	Bausch Health Cos. Inc.*	48,000	877,920
	Bayer AG ADR (Sponsored)	36,000	670,320
	CVS Health Corp.	22,000	1,429,340
	Johnson & Johnson	7,680	1,080,038
	Merck & Co., Inc.	13,420	1,037,769
			5,095,387
5.15%	OIL

	Chevron Corp.	7,400	660,302
	Exxon Mobil Corp.	11,550	516,516
	Schlumberger Ltd.	20,740	381,409

			1,558,227
2.30%	REAL ESTATE

	Simon Property Group, Inc.	10,200	697,476
8.79%	RETAIL

	Dollar Tree, Inc.*	13,700	1,269,716
	Target Corp.	11,600	1,391,188

			2,660,904
95.34%	TOTAL COMMON STOCKS		28,859,247
1.01%	PREFERRED STOCKS

1.01%	GOVERNMENT
	Fannie Mae, Series L, 5.125%, Perpetual*	5,000	62,000
	Fannie Mae, Series M, 4.750%, Perpetual*	10,000	120,000
	Fannie Mae, Series N, 5.500%, Perpetual*	10,000	124,000
			306,000

1.01%	TOTAL PREFERRED STOCKS		306,000

UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

3.57% MONEY MARKET FUNDS

Fidelity® Investments Money Market Government Portfolio
	Institutional Class 1.49%**	1,078,538
99.92%	TOTAL INVESTMENTS
0.08%	Other assets, net of liabilities
100.00%	NET ASSETS

*Non-income producing

**Effective 7 day yield as of June 30, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

$ 1,078,538

30,243,785

25,048

$ 30,268,833

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
Quoted Prices		Inputs		Inputs		Total
Common Stocks	$28,859,247		$-		$-	$28,859,247
Preferred Stocks	306,000		-		-	306,000
Money Market Funds	1,078,538		-		-	1,078,538
Total Investments	$30,243,785		$-		$-	$30,243,785

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,204,408 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$13,702,884
		Gross unrealized depreciation				(1,663,507)
		Net unrealized appreciation				$12,039,377